Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021		Jun. 30, 2020
Cash Flows from Operating Activities
Net (loss) income	$ (10,134,901)	[1]	$ 2,788,317
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Stock based compensation expense	190,900
Change in fair value of warrant liabilities	2,411,429		(414,440)
Amortization of debt discounts	783,994
Depreciation	367,851		21,992
Deferred taxes	(465)		479
(Increase) decrease in operating assets
Securities owned	(30,308,178)		170,777
Receivables from broker-dealers and clearing organizations	(15,600,774)		(516,365)
Crypto currencies	(201,152)
Prepaids, deposits and other assets	(413,314)		122,001
Other receivables and prepaids, deposits and other assets	(374,728)
Increase (decrease) in operating liabilities
Payables to customers	9,141,570		(809,003)
Payables to broker-dealers and clearing organizations	20,424,818		607,132
Accrued expenses and other payables	(621,266)		90,445
Net cash (used in) provided by operating activities	(24,334,216)		2,061,335
Cash Flows from Investing Activities
Purchases of fixed assets	(2,597,361)
Acquisition of Trademarks			(5,188)
Investment in investment funds	(1,548,565)
Short term loans receivable	(1,007,759)		(442,485)
Collection of short-term loan	684,861
Net cash used in investing activities	(4,468,824)		(447,673)
Cash Flows from Financing Activities
Dividends paid			(385,901)
Cash acquired in the reverse recapitalization			2,476,198
Payments for reverse recapitalization and ordinary shares issuance costs			(1,802,105)
Proceeds from the exercise of December 2020 warrants	27,400,000
Proceeds from the exercise of August 2020 PIPE Warrants	1,541,666
Proceeds from the exercise of January 2021 Call Options	4,000,000
Proceeds from issuance Series A Convertible Preferred Shares and detachable warrants, net of issuance costs	6,299,000
Proceeds from issuance of ordinary shares to Yuntian	777,971
Repayment of Short-term borrowings	(293,449)		(791,469)
Repayment of Short-term borrowings from related party			(128,415)
Advances from director			1,426,107
Repayments to director			(1,426,107)
Net cash provided by (used in) financing activities	39,725,188		(631,692)
Effect of Exchange Rate Changes on Cash and Restricted Cash	(18,678)		18,746
Net Change in Cash and Restricted Cash	10,903,470		1,000,716
Cash and Restricted Cash - Beginning of Period	4,794,097		8,581,179
Cash and Restricted Cash - End of Period	15,697,567		9,581,895
Noncash Investing and Financing Activities
Net liabilities acquired in the reverse recapitalization			57,754
Increase in payables for ordinary shares issuance costs			570,571
Transfer from other assets to intangible assets			13,287
Decrease in other assets for fixed assets	8,000,000
Value of January 2021 Call Options issued for service	1,909,000
Issuance of ordinary shares in connection with 2020 Share Incentive Plan	148
Conversion of Debenture into ordinary shares	1,611,511
Supplemental disclosure of cash flow information
Cash paid for interest	104,927		73,168
Cash paid for income taxes	$ 54,667

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1